Related party transactions - Additional Information (Detail) - British Telecommunications PLC [member] - GBP (£) £ in Millions	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2002
Disclosure of transactions between related parties [line items]
Investment in the company			£ 18,500
Final dividend declared	£ 2,500	£ 0